Taxes - Deferred tax assets and liabilities not recognized in subsidiaries (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised	$ 196,543	$ 351,203
Deferred tax assets are not recognized, Base amount	90,771
Deferred tax assets are not recognized, Tax	13,616
Ruta del Bosque (Chile)
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised	107,006	100,356
Ruta del Maule (Chile)
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised		36,138
ISA Interconexiones Viales
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised	2,926	3,094
ISA Inversiones Costeras Chile
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised	37,345	39,221
ISA Inversiones Chile Ltda
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised	18,935	39,161
ISA Intervial Colombia
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised	528	542
ISA Capital do Brasil
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised	19,072	17,093
Internexa Brasil Operadora de Telecomunicaes
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised	95,226	95,226
Internexa Participaes (Brasil)
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised	2,641	2,579
ISA Bolivia
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised	7,867	4,934
ISA Inversiones Tolten
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised	18	$ 12,859
Ruta Costera
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised	$ 391